Income Taxes - Summary of Tax Losses Carried Forward As Follows (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Arrival Group [Member]
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	€ 3,387
Tax losses Due 2021 to 2037 Period [Member]
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	22,770	€ 7,457	€ 249
Tax losses Due 2021 to 2037 Period [Member] | Arrival Group [Member]
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,387
Tax losses Due Infinite period [Member]
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	€ 139,804	€ 133,988	€ 59,760